Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
NOTE 9 – EQUITY:

a.	Share capital:

1)	The Company's shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company and right to receive dividends, if and when declared.

2)
On November 19, 2009, the Company executed a private placement transaction with a group of investors ("Investors"), see note 16.  The Company issued to the investors 3,612,804 ordinary shares, constituting 17.7% of the Company's outstanding share capital (prior to such issuance), and warrants to purchase up to an additional 1,250,000 ordinary shares with an exercise price in the range of $9.75 to $12.10, for gross consideration of approximately $32.9 million.  Together with other shares purchased by the investors, including from the Company's former CEO, following the closing the investors held an aggregate of 20% of the outstanding share capital, and the warrants represent an additional 4.95% of the Company outstanding share capital (after giving effect to the exercise of such warrants on a fully diluted basis).

3)	On September 16, 2009, the Company's shareholders approved an increase of the Company's authorized share capital to NIS 50,000,000 divided into 50,000,000 Ordinary Shares.

b.	Stock based compensation:

1)	Company's Option plans

In March 1998, the Company's Board of Directors approved the Second 1998 Share Option Plan ("the Second 1998 Plan" or the "US Plan"). Under the Second 1998 Plan (as was amended from time to time) up to 5,000,000 options are available for grant to employees, directors and consultants of the Company, to purchase Ordinary shares of the Company. Each option is exercisable into one ordinary share of the Company. The exercise price of each option under this plan is to be at least equal to the fair value of one Ordinary share at the grant date. Unless terminated earlier, the options will expire starting from December 2011 through January 2014. These options vest over the period of 3 years.

On November 19, 2007, the Company's Board of Directors amended the U.S. Plan so as to enable the Company to grant Restricted Stock Units ("RSUs") pursuant to such US Plan. In addition, in November 2007, the Company's Board of Directors approved an increase of the pool of authorized and unissued Ordinary Shares for the purpose of grant of awards under the Second 1998 Plan by 2,000,000 shares, such that the aggregate pool of reserved shares shall be of 7,000,000 shares. Following the adoption of the 2009 Plan (described below), our board of directors suspended the use of the Second 1998 Plan.

Through December 31, 2011 and 2010, 3,899,893 and 3,614,603 options have been exercised under the Second 1998 Plan at exercise prices ranging between $5.77 and $19.13 per share.

In May 2004, the Company's Board of Directors approved the 2004 Israeli Share Option Plan (the "Israeli Plan"). Under the Israeli Plan up to 2,000,000 options can be granted to Israeli employees, directors and consultants of the Company to purchase Ordinary shares of the Company. Each option is exercisable into one Ordinary share of the Company. Unless terminated earlier, the options granted to date under the Israeli Plan will expire under the terms of the option agreements in November 2019. These options vest over a period of 3 years.

On November 19, 2007, the Company's Board of Directors amended the Israeli Plan so as to enable to grant of RSUs pursuant to such Israeli Plan.

Through December 31, 2011 and 2010, 323,048 and 307,467 options, respectively have been exercised under the 2004 Israeli Plan at exercise prices ranging between $0.25 and $16.83 per share.

During 2007 through 2010 the Company's Board of Directors approved to grant up to an aggregate of 329,750 RSUs, at an exercise price of NIS 1.00, pursuant to the Israeli Plan, exercisable into ordinary shares of the Company to Israeli employees of the Company and to US employees. As of December 31, 2011, there are no RSUs which are unvested and 82,413 have been forfeited.

The options and the RSUs granted under the Israeli Plan are all subject to the "capital gains taxation route" under Section 102 of the Income Tax Ordinance [New Version], 1961, which generally provides for a reduced tax rate of 25% on gains realized upon the exercise of options and sale of underlying shares, subject to the fulfillment of certain procedures and conditions. Under the "capital gains taxation route," the Company is not entitled to recognize a deduction for tax purposes of the gain recognized by the employee upon sale of the shares underlying the options.  However, a sale of the shares underlying the RSUs are taxed as working income and is deductible for tax purposes.

Following the adoption of the 2009 Plan (described below), our board of directors suspended the use of the Israeli Plan.

In September 2009, the Company's Board of Directors approved a new equity incentive plan named the "Retalix Ltd. 2009 Share Incentive Plan" (the "2009 Plan") and resolved that all new grants of awards shall be made under the 2009 Plan and not the Second 1998 Plan or the Israeli Plan, unless determined otherwise by the Board of Directors. The Board of Directors also increased the total pool of Ordinary Shares available for issuance under all of the Company's equity incentive plans by 2,000,000 Ordinary Shares. The 2009 Plan is substantially similar to the Israeli Plan, as amended, with the addition of an addendum setting forth certain terms of options that may be granted to U.S. employees and service providers, including incentive stock options ("ISOs"). Currently, the Company may only grant to U.S. grantees nonqualified stock options under the 2009 Plan as the grant of ISOs requires the approval of our shareholders pursuant to applicable tax laws.

As of December 31, 2011, 581,000 options to purchase ordinary shares were outstanding under the 2009 Plan. As of such date, 5,449,110 ordinary shares remain available for future grants of awards under said plan. To the extent that an award granted under any of our equity incentive plans terminates or expires, the ordinary shares subject to the award will again become available for grant under the 2009 Plan.

For a description of compensation expense in respect of the Company's former CEO's entitlement to options, see note 16.

Following is a summary of the status of the option plans:

	2011		2010		2009
	Number of options and RSUs	Weighted average exercise price	Number of options and RSUs	Weighted average exercise price	Number of options and RSUs	Weighted average exercise price
		U.S. $		U.S. $		U.S. $

Options and RSUs outstanding at beginning of year	1,656,993	12.50	2,113,953	13.62	1,799,924	16.33
Changes during the year:
Granted	268,500	14.73	452,500	13.08	898,898	11.04
Exercised*	(325,871)	9.35	(75,826)	0.25	(81,674)	0.25
Forfeited or expired	(296,673)	15.99	(833,634)	16.78	(503,195)	20.89
Options and RSUs outstanding at end of year**	1,302,949	12.95	1,656,993	12.50	2,113,953	13.62
Options and RSUs vested at year-end	629,450	12.10	785,579	11.94	1,366,714	14.54
Weighted average fair value at grant date of options and RSUs granted during the year		6.4		5.2		6.1

*	The total intrinsic value of options exercised during the years ended December 31 2011, 2010 and 2009 is $1,935,000, $953,000 and $933,000, respectively.

**
As of December 31, 2011, there was $1,572,000 of total unrecognized compensation cost (net of forfeitures) related to nonvested share-based compensation arrangements granted under the plans. The weighted average realization period of the above unrecognized compensation cost was 1.63 years.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. Following are the relevant weighted average assumptions:

	Year ended December 31
	2011	2010	2009
Dividend yield	0%	0%	0%
Expected volatility	49%-57%	55%-58%	48%-66%
Risk free interest rate	0%-2%	1%-2%	1%-2%
Expected holding period (in years)	3-5	3-4	3-6

The following table summarizes information about options and RSUs under the Company's plans outstanding at December 31, 2011:

Exercise price U.S.$	Number of options and RSUs outstanding at December 31, 2011	Aggregate intrinsic value* in U.S. $ In thousands	Number of options and RSUs exercisable at December 31, 2011	Aggregate intrinsic value* in U.S. $ In thousands	Weighted average remaining contractual life (in years) of options and RSUs outstanding	Weighted average remaining contractual life (in years) of exercisable options and RSUs

6.00	101,949	1,039	101,949	1,039	1	1
11.62	50,000	229	16,667	76	2.57	2.57
11.64	15,000	68	5,000	23	2.39	2.39
13.34	620,000	1,767	413,333	1,178	8	8
13.40	42,500	119	14,167	40	2.92	2.92
13.41	225,000	626	75,001	209	2.1	2.1
13.60	3,500	9	-	-	6.78	-
13.63	10,000	26	3,333	9	2.21	2.21
14.49	93,500	159	-	-	6.43	-
14.62	7,500	12	-	-	7.03	-
14.89	10,000	13	-	-	6.68	-
14.90	124,000	160	-	-	6.14	-

	1,302,949	4,227	629,450	2,574	5.65	5.84

*	Based on the last known closing price of the Company's Ordinary shares on the Nasdaq Global Select Market as at December 31, 2011, of $16 per share.

2)	Stock option plan of subsidiaries:

a)
In December 2000, a subsidiary's board of directors approved an employee stock option plan (the "Subsidiary Plan"). Pursuant to the Subsidiary Plan, 270,000 Ordinary shares, of NIS 0.01 par value, of the subsidiary are reserved for issuance upon the exercise of options to be granted to some of the Company's and of the subsidiary's employees. In addition, within the context of an investment agreement signed on December 31, 2000, additional options to purchase 90,000 shares each were granted to an investor. On November 23, 2004, the above subsidiary's board of directors approved an additional employee stock option plan ("the Subsidiary 2004 Plan"). Virtually all of the above mentioned options except those granted to the investor vest as follows: 33.33% after the first year, another 33.33% after the second year and another 33.33% after the third year, (in cases where the optionee is an employee of the Company or its subsidiary - provided that the employee is still the subsidiary's or the Company's employee). In addition, all the above options including those granted to the investor are not exercisable prior to: (1) the consummation of an IPO of the subsidiary's securities, (2) a merger of the subsidiary or (3) seven years from the date of grant. The rights conferred by Ordinary shares obtained upon exercise of the options will be identical to those of the other Ordinary shares of the subsidiary. Any option not exercised within 10 years of grant date, will expire. Some of the options under these plans are subject to the terms stipulated by Section 102 of the Israeli Income Tax Ordinance.

During 2001 and 2004, the subsidiary granted the said options to purchase 270,000 and 36,000 shares, respectively, partly at an exercise price per share of NIS 0.01 and an exercise price of $5.55. As of December 31, 2011, the 2001 Subsidiary Plan stock options have expired, and options to purchase 27,033 ordinary shares under the Subsidiary 2004 Plan were outstanding.

b)
In December 2004, the board of directors of another subsidiary (the "Additional Subsidiary") approved an employee stock option plan (the "Additional Subsidiary Plan"). Pursuant to the Additional Subsidiary Plan, options to purchase up to 1,500,000 shares of the Additional Subsidiary can be granted to its employees, officers and other service provider providing services to the Company or any affiliate. In addition, the Additional Subsidiary Plan stipulates that options granted pursuant to it, are not to be exercised prior to: (1) the conversion of the corporate entity of the Additional Subsidiary from a limited liability company to a C corporation, (2) the consummation of an IPO of the Additional Subsidiary's securities, (3) a merger or a significant change of control in the Additional Subsidiary or (4) five years from the date of grant. In December 2004, the Additional Subsidiary granted options to acquire 1,169,000 of its shares, of which 639,000 options were granted to its employees, and 530,000 options were granted to employees of sister subsidiary (see note 1r). The options granted bear an exercise price of $0.3748, which reflects the fair value per share according to an independent valuation. Through December 31, 2011, 453,500 of these options were forfeited and the remaining are outstanding. In addition, in July 2006, additional options to acquire 84,000 of the Additional Subsidiary's shares were granted to its employees at an exercise price of $0.9422 a share, which reflects the market value per share according to management's valuation.   All of these Additional Subsidiary options vest seven years from grant and have full vesting upon an IPO or change of control or upon the administrating committee's discretion, accelerated vesting in the event of merger, sale, disposition, or initial public offering of the majority interest of the subsidiary. Through December 31, 2011, 62,000 of these options were forfeited and the remaining are outstanding.  The Additional Subsidiary Plan terminates ten years from the grant date.

c.	Dividends:

1)
In the event that cash dividends are declared by the Company, such dividends will be paid in Israeli currency. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of Ordinary shares purchased by non-residents of Israel with non-Israeli currency may be freely repatriated in such non-Israeli currency, at the rate of exchange prevailing at the time of conversion.

The Company's board of directors is authorized to declare dividends, subject to applicable law. Dividends may be paid only out of profits and other surplus, as defined in the Israeli Companies Law, as of the end of the most recent financial statements or as accrued over a period of two years, whichever is higher. Alternatively, if the Company does not have sufficient profits or other surplus, then permission to effect a distribution can be granted by order of an Israeli court. In any event, a distribution is permitted only if there is no reasonable concern that the dividend will prevent the Company from satisfying the Company's existing and foreseeable obligations as they become due.

2)
Out of the Company's retained earnings as of December 31, 2011 and 2010, approximately $44,236,000 and $42,936,000 are tax-exempt respectively, due to "Approved Enterprise" or "Privileged Enterprise" status granted to some of the Company's facilities – see note 10b. If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (25%) and an income tax liability of up to approximately $11,059,000 and $10,734,000 would be incurred as of December 31, 2011 and 2010, respectively. The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax exempt income as dividends. The Company intends to reinvest the amount of its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprise" or "Privileged Enterprises" as the undistributed tax exempt income is essentially permanent in duration. See also notes 10b and 10g5.